INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 42,353	$ 15,932
Accumulated depreciation [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(45,026)	(11,659)
Impairment [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(22,122)	(13,280)
Cost [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 109,501	$ 40,871